RULE 497(e)
33-54662

SUPPLEMENT DATED OCTOBER 1, 2009 TO THE

PROSPECTUS DATED MAY 1, 2009

DIVERSIFIED GROWTH VUL

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA  19172

800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL

INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS

AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THIS SUPPLEMENT ONLY AFFECTS POLICIES SOLD TO PERSONS WHO

PURCHASE A POLICY IN THE COMMONWEALTH OF PENNSYLVANIA

IMPORTANT NOTICE

A.  In Appendix E on page E-1- The paragraph starting “You may also allocate premium payments and policy value to the Indexed Fixed Account….”  The last sentence should read “For an Index Interest Credit Period, the guaranteed minimum interest rate is 0% (1% for PA) on an annual basis.”

B.  In Appendix E on page E-2- The paragraph starting “The index performance is equal to the growth in the S&P500 Index (without dividends)…”  The first sentence should read “The index performance is equal to the growth in the S&P500 Index(without dividends) during the Index Interest Credit Period multiplied by the participation percentage (currently, and guaranteed to be, 100%) with a floor equal to the minimum interest rate within an Index Interest Credit Period (0% for all states except PA and 1% for PA) and a ceiling at the cap percentage (currently 14%).”

C.  In Appendix E on pages E-2 and E-3- The section starting with “Below is an example of how the Index Credit works in conjunction with the cumulative five-year minimum interest rate guarantee.”

Percentage Example for all states except PA:

Segment Date July 1, 2009

						Total Growth
						Over 5 Year
	7/2010	7/2011	7/2012	7/2013	7/2014	Segment
Index Performance	1%	-10%	4%	-10%	3%	-12.37%
Growth Cap	14%	14%	14%	14%	14%
Growth Floor	0%	0%	0%	0%	0%
Stipulated Interest Calc	2%	2%	2%	2%	2%
Annual Index Credits	1%	0%	4%	0%	3%	8.19%
Cumulative Guarantee Int.						10.41%

Dollar Example for all states except PA (Initial Segment Value = $1,000):

Segment Date July 1, 2009

						Total Growth
						Over 5 Year
	7/2010	7/2011	7/2012	7/2013	7/2014	Segment
Index Performance	10.00	-101.00	36.36	-94.54	25.52	$-123.65
Growth Cap	140.00	140.00	140.00	140.00	140.00
Growth Floor	0.00	0.00	0.00	0.00	0.00
Stipulated Interest Calc	20.00	20.20	20.20	21.01	21.01
Annual Index Credits	10.00	0.00	40.40	0.00	31.51	$81.91
Cumulative Guarantee Int.						$104.08

Additional Credit in dollars due to Five-Year Cumulative Guarantee						$22.17

Percentage Example for PA:

Segment Date July 1, 2009

						Total Growth
						Over 5 Year
	7/2010	7/2011	7/2012	7/2013	7/2014	Segment
Index Performance	1%	-10%	4%	-10%	3%	-12.37%
Growth Cap	14%	14%	14%	14%	14%
Growth Floor	1%	1%	1%	1%	1%
Credited Interest Monthly	1%	1%	1%	1%	1%	5.10%
Additional Annual Index Credits	0%	0%	3%	0%	2%	5.06%
Total Credited Interest	1%	1%	4%	1%	3%	10.37%
Cumulative Guarantee Int.						10.41%

Dollar Example for PA (Initial Segment Value = $1,000):

Segment Date July 1, 2009

						Total Growth
						Over 5 Year
	7/2010	7/2011	7/2012	7/2013	7/2014	Segment
Index Performance	10.00	-101.00	36.36	-94.54	25.52	$-123.65
Growth Cap	140.00	140.00	140.00	140.00	140.00
Growth Floor	1.00	1.00	1.00	1.00	1.00
Credited Interest Monthly	10.00	10.10	10.20	10.50	10.71	$51.51
Additional Annual Index Credits	0.00	0.00	30.20	0.00	21.42	$51.62
Total Credited Interest	10.00	10.10	40.40	10.50	32.13	$103.13
Cumulative Guarantee Int.						$104.08

Additional Credit in dollars due to Five-Year Cumulative Guarantee						$0.97

D.  In Appendix E on page E-4- The paragraph starting with “For the Indexed Loan option…”  The sixth sentence should read “The credited interest rate during any one Index Interest Credit Period will be between 0% (1% in PA) and the cap on the Indexed Fixed Account crediting rate for a particular year, which the Company sets in advance at a rate between 4% and 14%.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.